CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Available-for-sale Securities USD ($)	Dec. 31, 2011 Available-for-sale Securities CNY	Dec. 31, 2010 Available-for-sale Securities CNY	Dec. 31, 2010 Other Investments CNY	Dec. 31, 2009 Other Investments CNY	Dec. 31, 2010 Prepayment for business acquisition CNY
Cash used in operating activities
Net loss	$ (10,249)	(64,630)	(35,121)	(38,469)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities
Stock-based compensation	1,137	7,170	8,015	8,706
Warrants granted as service compensations	357	2,257	2,491
Impairment on property, plant and equipment	55	347	591	6,463
Impairment on inventories	507	3,194		346
Allowance for doubtful accounts	514	3,243
Amortization of intangible assets	418	2,636	220
Amortization of long-term prepayment for land use right	14	90	90	90
Depreciation	514	3,240	2,043	2,425
(Gain) loss on disposal of available-for-sale securities	(44)	(276)	213	(111)
Gain on disposal of trading securities	(45)	(283)	(5,196)
Change in fair value of trading securities	1,416	8,927	(1,162)
Change in fair value of investment in convertible note			(1,917)
Impairment on Assets					2,039	12,859	3,549	489	571	10,301
Finance costs				5,760
Loss on debt extinguishment				3,434
Change in fair value of derivative embedded in convertible note				5,040
Change in fair value of warrants and option rights	(375)	(2,364)	(555)	(3,798)
Gain on disposal of subsidiaries				(4,560)
Deferred tax benefit	(122)	(771)	(167)	(112)
Changes in assets and liabilities:
Decrease (increase) in trade accounts receivable	(4,822)	(30,407)	(13,662)	398
Increase in inventories	(18,398)	(116,012)	(979)	(428)
(Increase) decrease in due from related parties and other current assets	761	4,794	1,230	(6,519)
Increase in value added tax and business tax recoverable	(3,805)	(23,993)	(4,152)
(Decrease) increase in trade accounts payable	23,669	149,258	10,539	(124)
Increase in government subsidies	48	300		300
Increase in amount due to related parties	572	3,604	2,548
Increase (decrease) in other current liabilities and accrued expenses	2,608	16,445	(11,429)	2,260
Increase (decrease) in income taxes payable	(5)	(33)	63
Decrease in cash classified as held for sale				1,060
Net cash (used in) generated from operating activities	(3,236)	(20,405)	(31,958)	(17,268)
Cash flows from investing activities
Increase in account maintained with a security broker				(20)
Acquisitions of subsidiaries, net of cash acquired			1,415
Cash and cash equivalents disposed of upon disposal of subsidiaries, net of cash received				(830)
Proceeds from disposal of available-for-sale securities and trading securities	2,173	13,700	33,813	28,794
Purchase of available-for-sales securities and trading securities	(986)	(6,215)	(28,427)	(46,853)
Investment in convertible notes			(14,280)
Prepayment for acquisition of property and equipment				4,525
Prepayment for business acquisition			(10,301)	(20,602)
Recovery of deposit from termination of investment	1,004	6,332
Purchases of property, plant and equipment	(23)	(146)	(4,189)	(805)
Net cash used in investing activities	2,168	13,671	(21,969)	(35,791)
Cash flows from financing activities
Proceeds from issue of common stock, warrants and/or option rights			39,664	1,240
Offering costs for issue of common stock, warrants and/or option rights			(1,991)	(74)
Proceeds from exercise of stock options	142	894	756	2,590
Proceeds from issue of convertible note, net of issuance costs				68,672
Overdraft from security account				(1,499)
Proceeds from draw down (repayment) of a short term loan	(379)	(2,388)	6,041
Net cash generated from (used in) financing activities	(237)	(1,494)	44,470	70,929
Effect of exchange rate changes on cash and cash equivalents	(69)	(436)	(1,140)	(29)
Net increase (decrease) in cash and cash equivalents	(1,374)	(8,664)	(10,597)	17,841
Cash and cash equivalents at beginning of year	2,222	14,014	24,611	6,770
Cash and cash equivalents at end of year	848	5,350	14,014	24,611
Supplemental disclosure of cash flow information Interest paid	9	59	83	39
Supplemental disclosure non-cash investing and financing activities
Issue of warrants as offering costs for financing activities in and 2009				54
Construction costs funded through accrued expenses and other current liabilities				231
Conversion of convertible note in 2009				82,975
Purchase of property, plant and equipment funded through accrued expenses and other current liabilities`	7	44	82	66
Business combination through issuance of shares (Note 3)			14,854
Recovery of deposit from termination of investment in the form of financial assets (Note 20)	$ 2,008	12,663